SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Segment Reporting Information [Line Items]
Revenues - excluding interest income	$ 800	$ 6,230	$ 861	$ 6,689	$ 15,958
Revenues - interest income	541	4,209	394	3,059	5,981
Total revenues	1,341	10,439	1,255	9,748	21,939
Compensation and benefits	(1,616)	(12,575)	(1,111)	(8,633)	(7,550)
Commission	(297)	(2,309)	(327)	(2,538)	(2,037)
Advertising and marketing	(503)	(3,912)	(78)	(608)	(2,254)
Lease expense	(155)	(1,204)	(161)	(1,250)	(1,261)
Legal and professional fee	(2,101)	(16,352)	(267)	(2,077)	(2,356)
Provision for allowance of expected credit losses on loans to customers	(242)	(1,881)	181	1,403	(10,944)
Impairment of investment under equity method	(501)	(3,900)
Other general and administrative	(709)	(5,518)	(422)	(3,277)	(2,816)
Total expenses	(5,623)	(43,751)	(2,185)	(16,980)	(29,218)
Other income - interest income	127	989	63	493	168
Other income			13	103	39
Total other income	127	989	76	596	207
Share of losses of associate	(6)	(43)
Income (loss) before income taxes	(4,662)	(36,266)	(854)	(6,636)	(7,072)
Total assets	15,322		9,232		106,644	$ 119,252	$ 71,729
Total liabilities	(4,138)		(2,124)		(45,902)	(32,210)	(16,510)
Net assets	11,184		$ 7,108		60,742	87,042	55,219
Impairment of investment under equity method	$ (501)	(3,900)
Securities Related Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income		2,495		2,494	12,011
Revenues - interest income		1,475		3,059	5,981
Total revenues		3,970		5,553	17,992
Compensation and benefits
Commission		(133)		(36)	(42)
Advertising and marketing
Lease expense
Legal and professional fee		(1,057)		(1,610)	(1,703)
Provision for allowance of expected credit losses on loans to customers		(1,881)		1,427	(10,944)
Other general and administrative		(3,527)		(2,938)	(2,439)
Total expenses		(6,598)		(3,157)	(15,128)
Other income - interest income		262		475	164
Other income				103	39
Total other income		262		578	203
Share of losses of associate
Income (loss) before income taxes		(2,366)		2,974	3,067
Total assets					92,313	40,423	54,106
Total liabilities					(41,654)	(23,137)	(12,259)
Net assets					50,659	17,286	41,847
Impairment of investment under equity method
Asset Management Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income		3,735		4,195	3,947
Revenues - interest income
Total revenues		3,735		4,195	3,947
Compensation and benefits
Commission		(2,176)		(2,502)	(1,995)
Advertising and marketing
Lease expense
Legal and professional fee		(727)		(152)	(413)
Provision for allowance of expected credit losses on loans to customers				(24)
Other general and administrative		(1,766)		(282)	(291)
Total expenses		(4,669)		(2,960)	(2,699)
Other income - interest income		79		18	4
Other income
Total other income		79		18	4
Share of losses of associate
Income (loss) before income taxes		(855)		1,253	1,252
Total assets					8,604	7,016	8,308
Total liabilities					(1,993)	(1,647)	(2,125)
Net assets					6,611	5,369	6,183
Impairment of investment under equity method
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income
Revenues - interest income
Total revenues
Compensation and benefits		(12,575)		(8,633)	(7,550)
Commission
Advertising and marketing		(3,912)		(608)	(2,254)
Lease expense		(1,204)		(1,250)	(1,261)
Legal and professional fee		(12,691)		(315)	(240)
Provision for allowance of expected credit losses on loans to customers
Other general and administrative		(30)		(57)	(86)
Total expenses		30,412		(10,863)	(11,391)
Other income - interest income		648
Other income
Total other income		648
Share of losses of associate		(43)
Income (loss) before income taxes		(33,707)		$ (10,863)	(11,391)
Total assets					5,727	21,450	9,315
Total liabilities					(2,255)	(7,419)	(2,126)
Net assets					$ 3,472	14,031	$ 7,189
Impairment of investment under equity method		(3,900)
Money Lending Segment [Member]
Segment Reporting Information [Line Items]
Revenues - excluding interest income
Revenues - interest income		2,734
Total revenues		2,734
Compensation and benefits
Commission
Advertising and marketing
Legal and professional fee		(1,877)
Provision for allowance of expected credit losses on loans to customers
Other general and administrative		(195)
Total expenses		(2,072)
Other income - interest income
Other income
Total other income
Share of losses of associate
Income (loss) before income taxes		662
Total assets						50,363
Total liabilities						(7)
Net assets						$ 50,356
Impairment of investment under equity method